Property, plant and equipment	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Property, plant and equipment

17. Property, plant and equipment

	Land and buildings £m	Plant, equipment and vehicles £m	Assets in construction £m	Total £m
Cost at 1 January 2022	7,212	11,816	1,750	20,778
Exchange adjustments	403	542	105	1,050
Additions through business combinations	5	8	17	30
Other additions	13	79	1,153	1,245
Capitalised borrowing costs	–	–	21	21
Disposals and write-offs	(64)	(222)	(5)	(291)
Reclassifications	146	689	(874)	(39)
Transfer to assets held for sale/distribution	(1,067)	(1,959)	(317)	(3,343)
Cost at 31 December 2022	6,648	10,953	1,850	19,451
Exchange adjustments	(189)	(265)	(44)	(498)
Additions through business combinations	–	–	–	–
Other additions	11	99	1,185	1,295
Capitalised borrowing costs	–	–	36	36
Disposals and write-offs	(136)	(732)	(16)	(884)
Reclassifications	134	701	(869)	(34)
Transfer to assets held for sale/distribution	(13)	(52)	(22)	(87)
Cost at 31 December 2023	6,455	10,704	2,120	19,279

Depreciation at 1 January 2022	(3,281)	(6,744)	–	(10,025)
Exchange adjustments	(191)	(310)	–	(501)
Charge for the year	(226)	(726)	–	(952)
Disposals and write-offs	47	181	–	228
Transfer to assets held for sale/distribution	376	1,130	–	1,506
Depreciation at 31 December 2022	(3,275)	(6,469)	–	(9,744)
Exchange adjustments	90	153	–	243
Charge for the year	(210)	(682)	–	(892)
Disposals and write-offs	66	662	–	728
Transfer to assets held for sale/distribution	6	29	–	35
Reclassifications	–	(4)	–	(4)
Depreciation at 31 December 2023	(3,323)	(6,311)	–	(9,634)

Impairment at 1 January 2022	(264)	(514)	(43)	(821)
Exchange adjustments	(9)	(14)	(1)	(24)
Disposals and write-offs	9	47	5	61
Impairment losses	(33)	(45)	(5)	(83)
Reversal of impairments	–	9	–	9
Transfer to assets held for sale/distribution	37	45	2	84
Impairment at 31 December 2022	(260)	(472)	(42)	(774)
Exchange adjustments	4	7	1	12
Disposals and write-offs	27	114	13	154
Impairment losses	(11)	(32)	–	(43)
Reversal of impairments	3	23	–	26
Transfer to assets held for sale/distribution	–	–	–	–
Reclassifications	–	–	–	–
Impairment at 31 December 2023	(237)	(360)	(28)	(625)
Total depreciation and impairment at 31 December 2022	(3,535)	(6,941)	(42)	(10,518)
Total depreciation and impairment at 31 December 2023	(3,560)	(6,671)	(28)	(10,259)
Net book value at 1 January 2022	3,667	4,558	1,707	9,932
Net book value at 31 December 2022	3,113	4,012	1,808	8,933
Net book value at 31 December 2023	2,895	4,033	2,092	9,020
The weighted average interest rate for capitalised borrowing costs in the year was 4% (2022: 4%). Disposals and write-offs in the year included a number of assets with nil net book value that are no longer in use in the business.
The impairment losses principally arose from decisions to rationalise facilities and were calculated based on fair value less costs of disposal. The fair value less costs of disposal valuation methodology uses significant inputs which are not based on observable market data, and therefore this valuation technique is classified as level 3 of the fair value hierarchy. These calculations determine the net present value of the projected risk-adjusted, post-tax cash flows of the relevant asset or cash generating unit, applying a discount rate of the Group post-tax weighted average cost of capital (WACC) of 7%, adjusted where appropriate for specific segment, country and currency risk.
Assets that continue to be used by the Group are generally assessed as part of their associated cash generating unit on a value in use basis. For value in use calculations, the post-tax cash flows do not include the impact of future uncommitted restructuring plans or improvements. Where an impairment is indicated and a pre-tax cash flow calculation is expected to give a materially different result, the test would be reperformed using pre-tax cash flows and a pre-tax discount rate. The Group WACC is equivalent to a pre-tax discount rate of approximately 9%.
Net impairment reversals have been credited to cost of sales: £1 million (2022: net impairment losses £11 million) and R&D: £5 million (2022: net impairment losses £7 million). Net impairment losses have been charged to SG&A: £23 million (2022: £55 million), after charging impairment losses of £27 million (2022: £34 million) arising from the Major restructuring programmes.
Reversals of impairment arose from subsequent reviews of the impaired assets where the conditions which gave rise to the original impairments were deemed no longer to apply. £17 million of the impairment reversal has been credited to cost of sales, £5 million of the impairment reversal has been credited to R&D expenses and £4 million of the impairment reversal has been credited to SG&A. During 2022, the full impairment reversal of £9 million was credited to cost of sales.
During 2023, £34 million (2022: £39 million) of computer software was reclassified from assets in construction to intangible assets on becoming ready for use.
The Group has assessed the qualitative and quantitative impact of climate related risks on asset recoverable amounts and concluded that there are no material impairments. As of 31 December 2023, £53 million has been capitalised in property, plant and equipment regarding the transition to a lower-carbon propellant.